Borrowings (Detail Textuals 1) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Investment in common interests of the trust during the period			$ 712,000
Investment in preferred interests of the trust by a third party during the period			23,000,000
Subordinated notes			49,486,000	$ 49,486,000
Investment in common securities of the trust			$ 1,500,000
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued	$ 23,000,000
Term	30 years
Description of variable rate			three-month LIBOR
Basis spread on variable rate (as a percent)			1.83%
Interest rate at end of period (as a percent)			2.36%
Period of time after issuance in which TPS can be repaid without penalty			5 years
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued		$ 25,000,000
Description of variable rate			three-month LIBOR
Basis spread on variable rate (as a percent)			2.70%
Interest rate at end of period (as a percent)			3.23%